U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

July 22, 2008

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street N.E.
Washington, D.C.  20549

Re:	Underlying Funds Trust (the “Trust”)
File No.: 811-21895

Dear Sir or Madam:

On behalf of the Trust, I have transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, Amendment No. 11 to the Trust’s Registration Statement on Form N-1A for the purpose of adding one new sub-advisor:  NEF Advisors, LLC.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC